Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payables

	2020 £m	2019 £m

Trade payables	3,722	3,453

Duty, excise and other taxes	3,410	3,852

Accrued charges and deferred income	2,228	2,037

FII GLO deferred income (note 6(b))	963	963

Social security and other taxation	53	51

Sundry payables	381	405

	10,757	10,761

Current	9,693	9,727

Non-current	1,064	1,034

	10,757	10,761